CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Oil, natural gas and NGL revenue	$ 100,641	$ 52,765
Lease operating and workover expense	(18,320)	(15,343)
Gathering, processing and transportation expense	(6,560)	(840)
Production taxes	(6,237)	(3,739)
General and administrative expense	(8,844)	(20,052)
Depreciation, depletion and amortisation expense	(41,265)	(27,214)
Impairment expense	(9,240)	(21,893)
Finance costs, net of amounts capitalised	(16,727)	(10,346)
Loss on debt extinguishment		(2,428)
Loss on commodity derivative financial instruments	(23,057)	(23,180)
Gain on foreign currency derivative financial instruments		6,838
Loss on interest rate derivative financial instruments	(4,026)	(434)
Other expense, net	(211)	(117)
Loss before income tax	(33,846)	(65,983)
Income tax benefit (expense)	6,201	(7,610)
Loss attributable to owners of the Company	(27,645)	(73,593)
Items that may be subsequently reclassified to profit or loss:
Exchange differences arising on translation of foreign operations (no income tax effect)	17	259
Other comprehensive income	17	259
Total comprehensive loss attributable to owners of the Company	$ (27,628)	$ (73,334)
Loss per share
Basic earnings	$ (4.0)	$ (20.6)
Diluted earnings	$ (4.0)	$ (20.6)